Trade receivables - Summary of Aging Analysis of Trade Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Trade receivables	¥ 148,057	¥ 133,657
0 - 90 days
Trade receivables
Trade receivables	21,479	29,865
91 - 180 days
Trade receivables
Trade receivables	905	17,331
181 - 365 days
Trade receivables
Trade receivables	45,459	26,216
1 - 2 years
Trade receivables
Trade receivables	25,604	52,100
2 - 3 years
Trade receivables
Trade receivables	47,720	7,843
Over 3 years
Trade receivables
Trade receivables	¥ 6,890	¥ 302